Schedule of Investments (unaudited)	iShares® U.S. Home Construction ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 13.6%
American Woodmark Corp.(a)	56,849	$4,643,995
AZEK Co. Inc. (The)(a)	469,619	19,940,023
Builders FirstSource Inc.(a)(b)	691,310	29,491,285
Fortune Brands Home & Security Inc.	462,003	46,020,119
JELD-WEN Holding Inc.(a)(b)	281,018	7,379,533
Lennox International Inc.	114,772	40,262,017
Masco Corp.	847,004	49,897,006
Masonite International Corp.(a)	81,607	9,122,846
Owens Corning	348,658	34,133,618
PGT Innovations Inc.(a)	199,111	4,625,348
Quanex Building Products Corp.	112,882	2,803,989
Simpson Manufacturing Co. Inc.	144,825	15,994,473
Trex Co. Inc.(a)(b)	385,015	39,352,383
UFP Industries Inc.	206,397	15,343,553
		319,010,188
Construction Materials — 0.8%
Eagle Materials Inc.	141,442	20,100,323

Forest Products — 0.9%
Louisiana-Pacific Corp.	341,292	20,576,495

Home Furnishings — 2.7%
Ethan Allen Interiors Inc.	73,661	2,033,044
Leggett & Platt Inc.	444,371	23,022,861
Mohawk Industries Inc.(a)	195,435	37,560,653
		62,616,558
Home Improvement Retail — 10.9%
Floor & Decor Holdings Inc., Class A(a)(b)	350,168	37,012,757
Home Depot Inc. (The)	344,556	109,875,463
Lowe’s Companies Inc.	555,567	107,763,331
Lumber Liquidators Holdings Inc.(a)(b)	97,061	2,047,987
		256,699,538
Homebuilding — 64.9%
Beazer Homes USA Inc.(a)	336,127	6,483,890
Cavco Industries Inc.(a)	96,528	21,447,556
Century Communities Inc.	331,724	22,072,915
DR Horton Inc.	3,708,777	335,162,178
Green Brick Partners Inc.(a)(b)	544,902	12,391,071
Installed Building Products Inc.	255,180	31,223,825
KB Home	1,004,704	40,911,547
Lennar Corp., Class A	3,117,734	309,746,873
Lennar Corp., Class B	174,407	14,205,450
LGI Homes Inc.(a)(b)	248,105	40,178,124
Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)	329,983	$19,360,103
MDC Holdings Inc.	627,650	31,759,090
Meritage Homes Corp.(a)	427,903	40,257,114
NVR Inc.(a)	38,687	192,402,057
PulteGroup Inc.	2,990,134	163,171,612
Skyline Champion Corp.(a)(b)	589,149	31,401,642
Taylor Morrison Home Corp.(a)(b)	1,457,958	38,519,250
Toll Brothers Inc.	1,269,359	73,381,644
TopBuild Corp.(a)(b)	373,810	73,932,142
TRI Pointe Homes Inc.(a)	1,338,935	28,693,377
		1,526,701,460
Specialty Chemicals — 4.4%
Sherwin-Williams Co. (The)	382,330	104,165,808

Trading Companies & Distributors — 1.7%
Beacon Roofing Supply Inc.(a)(b)	184,235	9,810,514
Watsco Inc.	109,852	31,487,977
		41,298,491
Total Common Stocks — 99.9%
(Cost: $2,282,503,374)		2,351,168,861

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	61,600,943	61,637,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,550,000	1,550,000
		63,187,903
Total Short -Term Investments — 2.7%
(Cost: $63,176,759)		63,187,903

Total Investments in Securities — 102.6%
(Cost: $2,345,680,133)		2,414,356,764

Other Assets, Less Liabilities — (2.6)%		(61,851,127)
Net Assets—100.0%		$2,352,505,637

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Home Construction ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$31,310,054	$30,327,397	(a)	$—		$(3,893)	$4,345	$61,637,903	61,600,943	$20,827	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,583,000	—		(33,000	)(a)	—	—	1,550,000	1,550,000	54		—
						$(3,893)	$4,345	$63,187,903		$20,881		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,351,168,861	$—	$—	$2,351,168,861
Money Market Funds	63,187,903	—	—	63,187,903
	$2,414,356,764	$—	$—	$2,414,356,764

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